Other Payables - Long Term & Current - Schedule of Supplemental Information (Details) - Other Payables - Long term [Member] € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Supplemental Information [Line Items]
RoU	€ 202,680
Lease Liability	213,691
Current	80,950
Non Current	€ 132,741
Weighted average remaining lease term (in years)	2 years 5 months 15 days
Weighted average discount rate	8.00%
DUSTER [Member]
Supplemental Information [Line Items]
RoU	€ 10,544
Lease Liability	11,201
Current	4,375
Non Current	6,826
X-TRAIL [Member]
Supplemental Information [Line Items]
RoU	15,809
Lease Liability	16,687
Current	6,055
Non Current	10,631
KICKS [Member]
Supplemental Information [Line Items]
RoU	23,336
Lease Liability	24,631
Current	8,938
Non Current	15,693
URWAN [Member]
Supplemental Information [Line Items]
RoU	44,772
Lease Liability	47,561
Current	18,576
Non Current	28,985
MICROBUS [Member]
Supplemental Information [Line Items]
RoU	37,664
Lease Liability	40,010
Current	15,627
Non Current	24,383
SUNNY [Member]
Supplemental Information [Line Items]
RoU	24,524
Lease Liability	25,885
Current	9,393
Non Current	16,492
ASX [Member]
Supplemental Information [Line Items]
RoU	6,793
Lease Liability	7,503
Current	5,207
Non Current	2,295
YARIS [Member]
Supplemental Information [Line Items]
RoU	4,844
Lease Liability	5,385
Current	4,265
Non Current	1,120
KICKS NEW [Member]
Supplemental Information [Line Items]
RoU	17,460
Lease Liability	17,626
Current	4,198
Non Current	13,428
RENAULT NEW [Member]
Supplemental Information [Line Items]
RoU	16,934
Lease Liability	17,203
Current	4,317
Non Current	€ 12,886